Acquisitions and Deconsolidation of Subsidiary (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2013 Aws Entities [Member]	Apr. 15, 2013 Aws Entities [Member]	Mar. 31, 2014 IPC [Member]	Jan. 01, 2014 IPC [Member]	Mar. 31, 2014 Rent VM [Member]	Feb. 03, 2014 Rent VM [Member]
Allocation of final purchase price to assets and liabilities
Current assets				$ 474,732		$ 5,801,858		$ 798,135		$ 2,676,922		$ 6,171,000		$ 104,000
Goodwill				4,002,654		10,474,212		4,863,149		2,249,477		13,329,000		3,845,000
Intangible assets:
Customer list / relationships				1,790,048		3,309,143		1,967,000		3,381,000		6,630,000		1,654,000
URL's				2,552		2,552
Trade names				347,182		2,888,382		361,000		884,000		4,418,000		827,000
Non-compete				79,670		116,047				371,000		465,000		300,000
Property and equipment				14,224		75,849		185,271		207,566		22,000		372,000
Deposits						12,227		63,493
Other assets	526,000	805,000	232,067							9,832		56,000		4,000
Current liabilities				(254,807)		(1,053,398)		(1,135,872)		(1,019,700)		(4,570,000)		(169,000)
Notes payable-bank								(392,259)
Notes payable - related party								(8,700)
Notes payable - other								(50,167)
Long-term deferred tax liability				(969,883)		(4,305,400)
Deferred revenue												(586,000)
Deferred revenue, net of current portion												(284,000)
Deferred taxes												(4,498,000)		(1,057,000)
Total allocation of purchase consideration				$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,651,050	$ 6,651,050	$ 8,760,097	$ 8,760,097	$ 21,153,000	$ 21,153,000	$ 5,880,000	$ 5,880,000